Net Loss per Share Attributable to the Company	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share Attributable to the Company
3.
Net loss per share attributable to the Company

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to the Company. The weighted average shares calculation reflects the outstanding common shares of Paysafe Ltd from the closing date of the Transaction. The historical outstanding shares have been recast to give effect to the Reverse Stock Split (See Note 1).

The Company uses the treasury stock method of calculating diluted net loss per share attributable to the Company. For the years ended December 31, 2023, 2022 and 2021, we excluded all potentially dilutive restricted stock units, stock options, warrants and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive.

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share attributable to the Company.

	Year ended December 31,
	2023	2022	2021
Numerator
Net loss attributable to the Company - basic	$(20,251)	$(1,862,655)	$(110,954)
Net loss attributable to the Company - diluted	$(20,251)	$(1,862,655)	$(110,954)
Denominator
Weighted average shares – basic	61,434,238	60,519,640	60,309,384
Weighted average shares – diluted	61,434,238	60,519,640	60,309,384
Net loss per share attributable to the Company
Basic	$(0.33)	$(30.78)	$(1.84)
Diluted	$(0.33)	$(30.78)	$(1.84)